Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000011950 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Total Investments	13.90%
C000011950 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	10.60%
C000011950 | Westpac Banking Corp.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011950 | National Australia Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011950 | Wesfarmers Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011950 | CSL Ltd.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011950 | ANZ Group Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011950 | Macquarie Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011950 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011950 | Woodside Energy Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011950 | Financials
Holdings [Line Items]
Percent of Total Investments	41.10%
C000011950 | Materials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000011950 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.10%
C000011950 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
C000011950 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011950 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011950 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011950 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011950 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011950 | Information Technology
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011950 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011955 | Grupo Financiero Banorte SAB de CVClass O
Holdings [Line Items]
Percent of Total Investments	11.00%
C000011955 | Grupo Mexico SAB de CVClass B
Holdings [Line Items]
Percent of Total Investments	9.70%
C000011955 | America Movil SAB de CVClass B
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011955 | Wal-Mart de Mexico SAB de CV
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011955 | Fomento Economico Mexicano SAB de CV
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011955 | Cemex SAB de CVNVS
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011955 | Grupo Aeroportuario del Pacifico SAB de CVClass B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011955 | Industrias Penoles SAB de CV
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011955 | Grupo Aeroportuario del Sureste SAB de CVClass B
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011955 | Arca Continental SAB de CV
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011955 | Financials
Holdings [Line Items]
Percent of Total Investments	19.30%
C000011955 | Materials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000011955 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011955 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011955 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000011955 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.10%
C000011955 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	27.50%
C000011955 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000050069 | Aselsan Elektronik Sanayi ve Ticaret A.S.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000050069 | BIM Birlesik Magazalar A.S.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000050069 | Akbank TAS
Holdings [Line Items]
Percent of Total Investments	6.40%
C000050069 | Turkiye Petrol Rafinerileri A.S.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000050069 | Turk Hava Yollari AO
Holdings [Line Items]
Percent of Total Investments	4.40%
C000050069 | KOC Holding A.S.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000050069 | Turkiye Is Bankasi A.S.Class C
Holdings [Line Items]
Percent of Total Investments	3.90%
C000050069 | Turkcell Iletisim Hizmetleri A.S.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050069 | Yapi ve Kredi Bankasi A.S.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000050069 | Eregli Demir ve Celik Fabrikalari TAS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000050069 | Financials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000050069 | Materials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000050069 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.30%
C000050069 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.90%
C000050069 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.40%
C000050069 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050069 | Energy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000050069 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	13.10%
C000050069 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050069 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050069 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087836 | MongoDB, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000087836 | Pure Storage, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Affirm Holdings, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Fair Isaac Corp.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Deckers Outdoor Corp.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | MetLife, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Rocket Lab Corp.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Financials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000087836 | Materials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087836 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000087836 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000087836 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000087836 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000087836 | Energy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000087836 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000087836 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000087836 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.70%
C000087836 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011961 | Erste Group Bank AG
Holdings [Line Items]
Percent of Total Investments	22.00%
C000011961 | BAWAG Group AG
Holdings [Line Items]
Percent of Total Investments	12.70%
C000011961 | OMV AG
Holdings [Line Items]
Percent of Total Investments	10.20%
C000011961 | voestalpine AG
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011961 | ANDRITZ AG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011961 | Verbund AG
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011961 | Wienerberger AG
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011961 | Raiffeisen Bank International AG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011961 | DO & CO AG
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011961 | Vienna Insurance Group AG Wiener Versicherung Gruppe
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011961 | Financials
Holdings [Line Items]
Percent of Total Investments	46.70%
C000011961 | Materials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000011961 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000011961 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011961 | Energy
Holdings [Line Items]
Percent of Total Investments	11.70%
C000011961 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011961 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011952 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	14.80%
C000011952 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Total Investments	12.40%
C000011952 | Enel SpA
Holdings [Line Items]
Percent of Total Investments	9.80%
C000011952 | Ferrari N.V.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011952 | Eni SpA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011952 | Generali
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011952 | Prysmian SpA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011952 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011952 | Stellantis N.V.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011952 | Banco BPM SpA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011952 | Financials
Holdings [Line Items]
Percent of Total Investments	50.10%
C000011952 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011952 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.80%
C000011952 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000011952 | Energy
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011952 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011952 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011952 | Utilities
Holdings [Line Items]
Percent of Total Investments	15.20%
C000011956 | ASML Holding N.V.
Holdings [Line Items]
Percent of Total Investments	22.30%
C000011956 | Prosus N.V.Class N
Holdings [Line Items]
Percent of Total Investments	9.30%
C000011956 | ING Groep N.V.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011956 | Adyen N.V.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011956 | Koninklijke Ahold Delhaize N.V.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011956 | Wolters Kluwer N.V.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011956 | Universal Music Group N.V.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011956 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011956 | Heineken N.V.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011956 | ASM International N.V.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011956 | Financials
Holdings [Line Items]
Percent of Total Investments	22.90%
C000011956 | Materials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011956 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011956 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000011956 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000011956 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011956 | Energy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011956 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	11.60%
C000011956 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011956 | Information Technology
Holdings [Line Items]
Percent of Total Investments	26.60%